Related party transactions - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Associates and Joint Arrangements
Disclosure of transactions between related parties [line items]
Recognized revenue, related parties	$ 12	$ 10
Incurred expenses, related parties	200	187
Master Trust Fund | Bell Canada
Disclosure of transactions between related parties [line items]
Recognized revenue, related parties	$ 15	$ 13